Long-term debt - Long-term debt (Details) € in Thousands, $ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 30, 2021 CAD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2021 CAD ($) payment tranche	Sep. 30, 2021 USD ($) payment tranche	Sep. 30, 2021 EUR (€) payment tranche	Sep. 30, 2020 CAD ($)	Sep. 30, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,401,656	$ 3,401,656	$ 3,401,656			$ 3,587,095
Current portion	392,727	392,727	392,727			310,764
Long-term debt	3,008,929	3,008,929	3,008,929			3,276,331
Proceeds from borrowings			1,885,262			1,807,167
Repayments of borrowings			1,888,777			106,496
Settled cross-currency swap agreements
Disclosure of detailed information about borrowings [line items]
Notional amount	145,500	145,500	145,500
Senior U.S. unsecured notes, repayable in 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	318,009	$ 318,009	$ 318,009			339,682
Proceeds from borrowings	$ 316,900
Borrowings, number of tranches | tranche			1	1	1
Borrowings, interest rate	4.99%	4.99%	4.99%				4.99%
Senior U.S. unsecured notes, repayable in 2021 | Not later than three months
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 316,900	$ 316,900	$ 316,900				$ 250,000
Senior U.S. unsecured notes, repayable in 2021 | Interest rate swaps | Fair value hedges
Disclosure of detailed information about borrowings [line items]
Fair value adjustments relating to interest rate swaps designated as fair value hedges			1,132
Senior U.S. unsecured notes, repayable from 2022 to 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	570,298	$ 570,298	$ 570,298			$ 872,283
Number of remaining yearly payments | payment			3	3	3
Proceeds from borrowings	$ 570,420
Borrowings, number of tranches | tranche			2	2	2
Borrowings, number of yearly payments | payment			7	7	7
Repayments of borrowings				$ 55,000
Senior U.S. unsecured notes, repayable from 2022 to 2024 | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.95%	3.95%	3.95%			3.64%	3.95%
Borrowings, maturity term			2 years 7 months 6 days	2 years 7 months 6 days	2 years 7 months 6 days
Senior U.S. unsecured notes, repayable from 2022 to 2024 | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 380,280	$ 380,280	$ 380,280				$ 300,000
Senior U.S. unsecured notes, repayable from 2022 to 2024 | Settled cross-currency swap agreements
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings			69,542
Senior U.S. unsecured notes, repayable from 2022 to 2024 | Tranche four
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings				$ 50,000
Senior U.S. unsecured notes, repayable from 2022 to 2024 | Tranche four | Settled cross-currency swap agreements
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings			63,220
Senior U.S. unsecured notes, repayable from 2022 to 2024 | Tranche five | Less than one year
Disclosure of detailed information about borrowings [line items]
Borrowings							50,000
Senior U.S. unsecured notes, repayable from 2022 to 2024 | Tranche six | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Borrowings							50,000
Senior U.S. unsecured notes, repayable from 2022 to 2024 | Tranche seven | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Borrowings							50,000
Senior U.S. unsecured notes, repayable from 2022 to 2024 | Remaining total tranches
Disclosure of detailed information about borrowings [line items]
Borrowings	190,140	190,140	190,140				150,000
Senior U.S. unsecured notes, repayable from 2026 to 2031
Disclosure of detailed information about borrowings [line items]
Borrowings	1,253,226	1,253,226	$ 1,253,226			$ 0
Borrowings, number of tranches | tranche			2	2	2
Notional amount							$ 1,000,000
Senior U.S. unsecured notes, repayable from 2026 to 2031 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,267,600	$ 1,267,600	$ 1,267,600
Senior U.S. unsecured notes, repayable from 2026 to 2031 | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.79%	1.79%	1.79%				1.79%
Borrowings, maturity term			7 years	7 years	7 years
Senior U.S. unsecured notes, repayable from 2026 to 2031 | Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 760,560	$ 760,560	$ 760,560				$ 600,000
Senior U.S. unsecured notes, repayable from 2026 to 2031 | Beyond five years
Disclosure of detailed information about borrowings [line items]
Borrowings	507,040	507,040	507,040				$ 400,000
Senior unsecured notes, repayable in 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 595,331	$ 595,331	$ 595,331			0
Borrowings, interest rate	2.10%	2.10%	2.10%				2.10%
Notional amount	$ 600,000	$ 600,000	$ 600,000
Senior unsecured notes, repayable in 2028 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	600,000	600,000	600,000
Senior unsecured notes, repayable in 2028 | Beyond five years
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 600,000
Unsecured committed term loan credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings	633,623	633,623	633,623			2,330,288
Unsecured committed term loan credit facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	633,800	633,800	633,800
Other long-term debt
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 31,169	$ 31,169	31,169			$ 44,842
Senior unsecured euro notes
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings			$ 126,914		€ 85,000
Unsecured committed term loan credit facility, due in 2023 | LIBOR | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.09%	1.09%	1.09%				1.09%
Unsecured committed term loan credit facility, April 2020
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		$ 1,583,546
Notional amount							$ 1,250,000